Annual Total Returns - Fidelity Flex® Core Bond Fund [BarChart] - 08.31 Fidelity Flex Core Bond Fund PRO-06 - Fidelity Flex® Core Bond Fund	Oct. 30, 2021
Bar Chart Table:
Annual Return, Inception Date	Mar. 07, 2017
Fidelity Flex Core Bond Fund-Default
Bar Chart Table:
Annual Return 2018	(0.47%)
Annual Return 2019	10.56%
Annual Return 2020	11.24%